Earning Per Share - Schedule of potentially dilutive securities excluded from the diluted loss per share calculation (Details) - shares	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	32,866,091	22,126,248
Series A-1 Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	14,069,187	14,404,018
Series B Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	8,777,812
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	590,316	276,000
2014 Equity Incentive Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	9,428,776	7,446,230